Name and Relationships with Related Parties (Detail)	12 Months Ended
Dec. 31, 2014
Hanwha Chemical Corporation
Related Party Transaction [Line Items]
Related party relationship with group	Holding company of Hanwha Solar
Hanwha Corporation
Related Party Transaction [Line Items]
Related party relationship with group	A major shareholder of Hanwha Chemical
Hanwha Q.Cells GmbH
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Chemical
Q.Cells Japan
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Corporation
Q.Cells Korea
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Corporation
Q.Cells Canada
Related Party Transaction [Line Items]
Related party relationship with group	A company controlled by Q.Cells Korea
Q.Cells USA
Related Party Transaction [Line Items]
Related party relationship with group	A company controlled by Hanwha Corporation
Q.Cells Australia
Related Party Transaction [Line Items]
Related party relationship with group	A company controlled by Hanwha Corporation
Q.Cells Malaysia
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Chemical
Hanwha Advanced Materials Group
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Chemical
Hanwha L&C Trading (Shanghai) Co., Ltd.
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Chemical
Hanwha L&C Canada Inc.
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Chemical
Hanwha L&C Alabama LLC
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Chemical
Hanwha Europe GmbH
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Corporation
Hanwha International LLC.
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Chemical
Hanwha Solar America LLC
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Chemical
Ya An Yongwang Silicon Co., Ltd.
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of HongKong YongWang Silicon Investment Co., Ltd., whose significant shareholder is Hanwha Chemical
Food1st Food Culture Co., Ltd.
Related Party Transaction [Line Items]
Related party relationship with group	A wholly-owned subsidiary of Hanwha Corporation
Komodo Enterprise Inc.
Related Party Transaction [Line Items]
Related party relationship with group	A company whose significant shareholder is Q.Cells Korea
Hanwha S&C Co., Ltd.
Related Party Transaction [Line Items]
Related party relationship with group	A company controlled by Hanwha Corporation
Hancomm, Inc.
Related Party Transaction [Line Items]
Related party relationship with group	A company whose significant shareholder is Hanwha S&C
Hanwha Zonghua Plastic Co., Ltd
Related Party Transaction [Line Items]
Related party relationship with group	A company controlled by Hanwha Chemical